NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014
Notes Payable
Short Term	$ 24,000	$ 24,000		$ 24,000
Long Term	11,800	1,923,499		51,800
Convertible Secured Note (net of discount)	0	1,899,699	$ 2,000,000	0
Maryland TEDCO Note
Notes Payable
Short Term	24,000	24,000		24,000
Long Term	$ 11,800	$ 23,800		$ 51,800